COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6:-COMMITMENTS AND CONTINGENCIES

a.Litigations:

In 2003, the Brazilian tax authority filed a claim against the Company's inactive subsidiary in Brazil, SPC International Ltda, for the payment of taxes allegedly due from the subsidiary. After numerous hearings and appeals at various appellate levels in Brazil, the Supreme Court ruled against the subsidiary in final non-appealable decisions published in June 2017. As of June 30, 2020, the total amount of this claim, including interest, penalties and legal fees is approximately $6,400, of which approximately $739 is the principal. The Brazilian tax authorities initiated foreclosure proceedings against the subsidiary and certain of its former managers. The foreclosure proceedings against the former managers were cancelled by court in a final and not appealable decision issued in July 2017. While foreclosure and other collection proceedings are pending against the subsidiary, based on Brazilian external counsel’s opinion, the Company believes that the subsidiary has solid arguments to sustain its position that further collection proceedings and inclusion of any additional co-obligors in the tax foreclosure proceedings are barred due to the statute of limitations and that the foreclosure procedures cannot legally be redirected to other group entities and managers who were not initially cited in the foreclosure proceedings due to the passage of the statute of limitations. Accordingly, the Company believes that the chances that such redirection will lead to a loss recognition are remote.

F - 14

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

U.S. dollars in thousands

NOTE 6:-COMMITMENTS AND CONTINGENCIES (Cont.)

In October 2017, the Temporary Union UGC-FUSA, a former subcontractor that was hired in connection with the Kioskos Project in Colombia, initiated an arbitration proceeding against the Company's local subsidiary for breach of contract. The amount of the claim was approximately $6,300. In July 2018, the subsidiary filed its response and a counterclaim against UGC-Fusa and its insurer, Seguros del Estado. In June 2019, the arbitration was concluded by means of a settlement agreement under which the Company's subsidiary paid UGC-FUSA an amount of $400. The Company reversed an accrual for this matter as a consequence recognized $3,260 as reduction of costs in cost of revenues.

In 2018, the Company’s subsidiary in Peru, won a government bid for two additional regional projects in the Amazonas and Ica regions in Peru for PRONATEL with a value of approximately $154,000. GMC Engineering Solutions and SATEL Comunicaciones y Datos, two of the three entities comprising the losing bidder consortium, applied to the superior court in Lima to cancel the bid and obtained a preliminary injunction against the award. The subsidiary was served as an interested third party in the proceeding, and filed its objection and defenses. Following PRONATEL’s request, the Company's subsidiary continues to perform on these projects. Based on the advice of its legal counsel, the Company believes that the chances of success of plaintiffs in the proceeding seeking to cancel the bid are remote.

In addition, the Company is in the midst of different stages of audits and disputes with various tax authorities in different parts of the world. Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims and may be subject to other legal proceedings in the normal course of its business. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.

b.Guarantees:

As of June 30, 2020, the aggregate amount of bank guarantees and surety bonds from insurance companies outstanding in order to secure the Company's various obligations was $108,900 including an aggregate of $106,373 on behalf of the Company’s subsidiaries in Peru. In order to secure these guarantees the Company provided a floating charge on its assets as well as other pledges, including a fixed pledge, on certain assets and property. In addition, the Company has provided $25,696 of restricted cash to secure these guarantees.

In accordance with ASC 460, "Guarantees" ("ASC 460"), as the guarantees above are performance guarantees for the Company's own performance, such guarantees are excluded from the scope of ASC 460. The Company has not recorded any liability for such amounts, since the Company expects that its performance will be acceptable. To date, no guarantees have ever been exercised against the Company.

c.Commitments:

During the six months period ended June 30, 2020, the Company has not entered into any new commitments with material effect on the Company’s condensed interim consolidated financial statements.